Related Party Loan (Tables)	9 Months Ended
Sep. 30, 2017
Related Party Loan [Abstract]
Schedule of convertible notes payable to related party

	Outstanding Principal as of				Warrants
	September 30, 2017	December 31, 2016	Interest Rate	Maturity Date	Quantity	Exercise Price
April 25, 2017	-	-	12%	September 1, 2017	17,500	0.20
April 25, 2017	25,000	-	12%	September 1, 2017	17,500	0.20
August – September 2017	917,893	-	15%	August – September 2019	4,589,466	0.20
	942,893	-
Less: Debt Discount	(278,436)	-
	664,457	-
Less: Current Debt	(25,000)	-
Total Long-Term Debt	$639,457	$-

Schedule of notes payable to related party

	Outstanding Principal as of				Warrants
	September 30, 2017	December 31, 2016	Interest Rate	Maturity Date	Quantity	Exercise Price
May 26, 2016	1,000,000	1,000,000	13%	November 26, 2017	1,000,000	0.40
September 12, 2016	-	100,000	12%	November 22, 2017	17,500	0.20
September 20, 2016	-	10,000	10%	March 20, 2017	235,000	0.40
October 13, 2016	50,000	50,000	12%	November 22, 2017	50,000	0.40
October 24, 2016	15,000	15,000	9%	January 1, 2018	30,000	0.30
October 31, 2016	-	10,000	10%	November 10, 2016	10,000	0.30
November 22, 2016	225,000	225,000	10%	November 22, 2017	750,000	0.30
December 21, 2016	50,000	50,000	10%	November 22, 2017	166,666	0.30
January 25, 2017	-	-	10%	January 1, 2018	50,000	0.30
March 2, 2017	10,000	-	10%	January 21, 2018	10,000	0.30
April 12, 2017	-	-	10%	January 21, 2018	17,500	0.20
April 12, 2017	10,000	-	10%	September 1, 2017	17,500	0.20
May 4, 2017	-	-	12%	September 1, 2017	10,500	0.30
May 11, 2017	20,000	-	10%	September 30, 2017	20,000	0.20
June 26, 2017	30,000	-	10%	January 21, 2018	22,500	0.20
July 6, 2017	25,000	-	10%	July 21, 2017	18,750	0.20
July 6, 2017	-	-	10%	July 21, 2017	18,750	0.20
August 24, 2017	-	-	12%	November 1, 2017	-	-
September 8, 2017	224,000	-		September 24, 2017	1,650,000	0.20
	1,659,000	1,460,000
Less: Debt Discount	(-)	(94,675)
	$1,659,000	$1,365,325